Huntington VA International Equity Fund
Fund Summaries Huntington VA International Equity Fund
Investment Objective
The Fund’s investment objective is to seek total return on its assets.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table below and the Example that follows it DO NOT reflect variable insurance contract or separate account fees and charges. If these were included, your costs would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Huntington VA International Equity Fund
Management Fees		0.60%
Other Expenses		0.40%
Acquired Fund Fees and Expenses		0.05%
Total Annual Fund Operating Expenses		1.05%
Fee Waivers and/or Expense Reimbursements	[1]	(0.05%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		1.00%
[1]	Huntington Asset Advisors, Inc. (the "Advisor") has contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Fund's total annual fund operating expenses (after the fee waivers and/or expense reimbursements, and exclusive of brokerage costs, interest, taxes and dividends, and extraordinary expenses) to not more than 1.00% of the Fund's daily net assets through April 30, 2014. Under certain conditions, the Advisor may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Examples
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Huntington VA International Equity Fund	102	329	575	1,278

Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
Huntington VA International Equity Fund	107	334	579	1,283

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.
Principal Investment Strategies
The Fund normally pursues its investment objective by investing at least 80% of its assets in equity securities, and at least 65% of its assets in companies based outside the United States. The Advisor manages the Fund based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. The Advisor uses a "bottom-up" approach to stock selection (searching for outstanding performance of individual stocks before considering the impact of economic trends) and evaluates industry and country exposure to be consistent with a top-down approach. The Advisor attempts to purchase securities with value characteristics consistent with an overall assessment of the economic environment in which the underlying company operates and the overall growth in the company's economic value.

The Fund will not invest more than 20% of its assets in companies located in emerging markets. In determining which markets are emerging markets, the Advisor will look at whether the market is large and liquid enough that trading is readily available, and that the management of the market itself has a history of meeting global norms of transparency.
Principal Investment Risks
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund's net asset value ("NAV") and returns include:

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Emerging Markets Risk. In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Equity Securities Risk. The price of equity securities in the Fund's portfolio will fluctuate based on changes in a company's financial condition and on market and economic conditions.

Foreign Custodial Services and Related Investment Costs Risk. Foreign custodial services are generally more expensive in foreign jurisdictions than in the United States. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the United States, it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates. All of the risks of investing in foreign securities are typically increased by investing in emerging market countries.

Investment Style Risk. The type of securities in which the Fund invests may underperform other assets or the overall market.

Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell a security when it wants to, which could cause the Fund to continue to hold the security and thereby incur a loss.

Market Risk. The value of securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.

For more information, please see "Principal Fund Investment Strategies and Risks" in this prospectus.
Performance
The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods compared with those of a broad measure of market performance. The Fund's performance will fluctuate, and past performance is not necessarily an indication of future results.

The returns in the bar chart and the table below DO NOT reflect variable insurance separate account and contract fees and charges. If these fees and charges were included, the returns would be lower than those shown.
Performance Bar Chart and Table

Best Quarter Q2 2009 25.12% Worst Quarter Q4 2008 (21.65)%
Return before taxes is shown. This table compares the Fund’s average annual total returns for the period ended 12/31/12 to those of the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI-EAFE”). The MSCI-EAFE is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices.
Average Annual Total Return Table (for the period ended December 31, 2012)
Average Annual Total Returns	1 Year	5 Years	Since Inception	Inception Date
Huntington VA International Equity Fund	14.04%	(2.66%)	5.59%	May 03, 2004
Huntington VA International Equity Fund Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI-EAFE")	17.32%	(3.69%)	5.25%	May 03, 2004